Prepaid Royalties, Net (Tables)	12 Months Ended
Jul. 31, 2025
Prepaid Royalties, Net [Abstract]
Schedule of Movement in Prepaid Royalties

Movement in prepaid royalties for the years ended July 31, 2025 and 2024 is as follows:

	For the Years Ended July 31,
	2025	2024
Beginning balance	$3,660,198	$2,976,290
Addition investments	2,024,883	2,105,413
Amortization	(1,698,654)	(1,260,248)
Impairments	(483,149)	—
Foreign currency translation adjustments	(3,316)	(161,257)
Ending balance	$3,499,962	$3,660,198